Shareholder Report, Average Annual Return (Details)	12 Months Ended
Jan. 31, 2026
C000242613_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%
C000242613_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.21%
C000242613_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.34%
C000242613_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	22.75%
C000242613_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%
C000242613_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.59%